Financial Instruments Risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
LCR	348.00%	320.00%
Bottom of range [member]
Statement [Line Items]
LCR	223.00%	304.00%
Weighted average [member]
Statement [Line Items]
LCR	278.00%	320.00%
Top of range [member]
Statement [Line Items]
LCR	348.00%	346.00%